Document and Entity Information	May 18, 2018
Prospectus:
Document Type	497
Document Period End Date	May 18, 2018
Registrant Name	ALGER GLOBAL GROWTH FUND
Central Index Key	0001219064
Amendment Flag	false
Document Creation Date	May 18, 2018
Document Effective Date	May 18, 2018
Prospectus Date	Mar. 01, 2018
Class A & C Prospectus | ALGER GLOBAL GROWTH FUND | ALGER GLOBAL GROWTH FUND CLASS A
Prospectus:
Trading Symbol	CHUSX
Class A & C Prospectus | ALGER GLOBAL GROWTH FUND | ALGER GLOBAL GROWTH FUND CLASS C
Prospectus:
Trading Symbol	CHUCX
Class I Prospectus | ALGER GLOBAL GROWTH FUND | ALGER GLOBAL GROWTH FUND CLASS I
Prospectus:
Trading Symbol	AFGIX
Class Z Prospectus | ALGER GLOBAL GROWTH FUND | ALGER GLOBAL GROWTH FUND CLASS Z
Prospectus:
Trading Symbol	AFGZX